Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Land use rights, net
Land use rights, cost		¥ 4,053,855	¥ 3,174,446
Less: accumulated amortization		(168,277)	(96,676)
Land use rights, net		3,885,578	3,077,770
Amortization expenses for land use rights	$ 10,414	¥ 71,601	¥ 55,545	¥ 37,657